FINANCIAL DATA HIGHLIGHTS - $ / shares		7 Months Ended		8 Months Ended		11 Months Ended	12 Months Ended
		Dec. 31, 2013		Dec. 31, 2013		Dec. 31, 2015	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Class A
Increase (Decrease) in Net Asset Value Per Unit
Net asset value or offering price, beginning of year							$ 1.9392		$ 1.7385		$ 1.6478
Net realized and net change in unrealized trading profit (loss)							0.0617		0.3274		0.1667
Brokerage commissions							(0.0020)		(0.0022)		(0.0021)
Interest income, net							0.0001		(0.0009)		(0.0006)
Expenses							(0.0942)		(0.1236)		(0.0733)
Net asset value, before full redemption (if applicable)							1.9048
Net asset value, end of year		$ 1.7385		$ 1.7385		$ 1.9048	$ 1.9048		$ 1.9392		$ 1.7385
Total Return:
Total return before Performance fees (as a percent)	[1]						(0.64%)	[2]	14.84%	[3]	6.13%	[4]
Performance fees (as a percent)	[1]						(1.13%)	[5]	(3.30%)	[6]
Performance fees/other (as a percent)	[1],[7],[8]										(0.66%)
Total return after Performance fees (as a percent)	[1]						(1.77%)	[9]	11.54%	[10]	5.47%	[11]
Ratios to Average Member's Capital:
Expenses (excluding Performance fees) (as a percent)							3.75%	[12],[13]	3.78%	[12],[14]	3.75%	[14],[15]
Performance fees (as a percent)							1.10%		3.13%		0.62%	[7]
Expenses (including Performance fees) (as a percent)							4.85%		6.91%		4.37%
Net investment income (loss) (excluding Performance fees) (as a percent)							(3.75%)		(3.78%)		(3.75%)
Performance fees (as a percent)							(1.10%)		(3.13%)		(0.62%)	[7]
Net investment income (loss) (including Performance fees) (as a percent)							(4.85%)		(6.91%)		(4.37%)
Class C
Increase (Decrease) in Net Asset Value Per Unit
Net asset value or offering price, beginning of year							$ 1.7580		$ 1.5919		$ 1.5240
Net realized and net change in unrealized trading profit (loss)							0.0558		0.2976		0.1534
Brokerage commissions							(0.0018)		(0.0020)		(0.0019)
Interest income, net							0.0001		(0.0008)		(0.0005)
Expenses							(0.1026)		(0.1287)		(0.0831)
Net asset value, before full redemption (if applicable)							1.7095
Net asset value, end of year		1.5919		1.5919		1.7095	$ 1.7095		$ 1.7580		$ 1.5919
Total Return:
Total return before Performance fees (as a percent)	[1]						(1.63%)	[2]	13.70%	[3]	5.07%	[4]
Performance fees (as a percent)	[1]						(1.13%)	[5]	(3.27%)	[6]
Performance fees/other (as a percent)	[1],[7],[8]										(0.66%)
Total return after Performance fees (as a percent)	[1]						(2.76%)	[9]	10.43%	[10]	4.41%	[11]
Ratios to Average Member's Capital:
Expenses (excluding Performance fees) (as a percent)							4.75%	[12],[13]	4.79%	[12],[14]	4.76%	[14],[15]
Performance fees (as a percent)							1.10%		3.13%		0.62%	[7]
Expenses (including Performance fees) (as a percent)							5.85%		7.92%		5.38%
Net investment income (loss) (excluding Performance fees) (as a percent)							(4.75%)		(4.78%)		(4.75%)
Performance fees (as a percent)							(1.10%)		(3.13%)		(0.62%)	[7]
Net investment income (loss) (including Performance fees) (as a percent)							(5.85%)		(7.91%)		(5.37%)
Class D
Increase (Decrease) in Net Asset Value Per Unit
Net asset value or offering price, beginning of year							$ 2.0732		$ 1.8309		$ 1.7095
Net realized and net change in unrealized trading profit (loss)							0.0661		0.3484		0.1743
Brokerage commissions							(0.0022)		(0.0024)		(0.0021)
Interest income, net							0.0001		(0.0010)		(0.0006)
Expenses							(0.0701)		(0.1027)		(0.0502)
Net asset value, before full redemption (if applicable)							2.0671
Net asset value, end of year		1.8309		1.8309		2.0671	$ 2.0671		$ 2.0732		$ 1.8309
Total Return:
Total return before Performance fees (as a percent)	[1]						0.83%	[2]	16.57%	[3]	7.73%	[4]
Performance fees (as a percent)	[1]						(1.13%)	[5]	(3.33%)	[6]
Performance fees/other (as a percent)	[1],[7],[8]										(0.66%)
Total return after Performance fees (as a percent)	[1]						(0.30%)	[9]	13.24%	[10]	7.07%	[11]
Ratios to Average Member's Capital:
Expenses (excluding Performance fees) (as a percent)							2.25%	[12],[13]	2.28%	[12],[14]	2.25%	[14],[15]
Performance fees (as a percent)							1.10%		3.13%		0.62%	[7]
Expenses (including Performance fees) (as a percent)							3.35%		5.41%		2.87%
Net investment income (loss) (excluding Performance fees) (as a percent)							(2.25%)		(2.27%)		(2.25%)
Performance fees (as a percent)							(1.10%)		(3.13%)		(0.62%)	[7]
Net investment income (loss) (including Performance fees) (as a percent)							(3.35%)		(5.40%)		(2.87%)
Class I
Increase (Decrease) in Net Asset Value Per Unit
Net asset value or offering price, beginning of year							$ 2.0018		$ 1.7875		$ 1.6874
Net realized and net change in unrealized trading profit (loss)							0.0637		0.3375		0.1711
Brokerage commissions							(0.0021)		(0.0023)		(0.0021)
Interest income, net							0.0001		(0.0009)		(0.0006)
Expenses							(0.0893)		(0.1200)		(0.0683)
Net asset value, before full redemption (if applicable)							1.9742
Net asset value, end of year		1.7875		1.7875		1.9742	$ 1.9742		$ 2.0018		$ 1.7875
Total Return:
Total return before Performance fees (as a percent)	[1]						(0.24%)	[2]	15.29%	[3]	6.56%	[4]
Performance fees (as a percent)	[1]						(1.13%)	[5]	(3.30%)	[6]
Performance fees/other (as a percent)	[1],[7],[8]										(0.66%)
Total return after Performance fees (as a percent)	[1]						(1.37%)	[9]	11.99%	[10]	5.90%	[11]
Ratios to Average Member's Capital:
Expenses (excluding Performance fees) (as a percent)							3.35%	[12],[13]	3.38%	[12],[14]	3.35%	[14],[15]
Performance fees (as a percent)							1.10%		3.13%		0.62%	[7]
Expenses (including Performance fees) (as a percent)							4.45%		6.51%		3.97%
Net investment income (loss) (excluding Performance fees) (as a percent)							(3.35%)		(3.38%)		(3.35%)
Performance fees (as a percent)							(1.10%)		(3.13%)		(0.62%)	[7]
Net investment income (loss) (including Performance fees) (as a percent)							(4.45%)		(6.51%)		(3.97%)
Class DS
Increase (Decrease) in Net Asset Value Per Unit
Net asset value or offering price, beginning of year							$ 2.0706	[16],[17]	$ 1.8286		$ 1.7074
Net realized and net change in unrealized trading profit (loss)							0.0567	[17]	0.3480		0.1741
Brokerage commissions							(0.0007)	[17]	(0.0023)		(0.0021)
Interest income, net							0.0000	[17]	(0.0010)		(0.0006)
Expenses							(0.0391)	[17]	(0.1027)		(0.0502)
Net asset value, before full redemption (if applicable)	[17]						2.0875
Less redemption	[17]						$ 2.0875
Net asset value, end of year		1.8286		1.8286					$ 2.0706	[16],[17]	$ 1.8286
Total Return:
Total return before Performance fees (as a percent)	[1]						1.95%	[2],[17]	16.56%	[3]	7.73%	[4]
Performance fees (as a percent)	[1]						(1.13%)	[5],[17]	(3.33%)	[6]
Performance fees/other (as a percent)	[1],[7],[8]										(0.66%)
Total return after Performance fees (as a percent)	[1]						0.82%	[9],[17]	13.23%	[10]	7.07%	[11]
Ratios to Average Member's Capital:
Expenses (excluding Performance fees) (as a percent)							2.22%	[12],[13],[17]	2.28%	[12],[14]	2.25%	[14],[15]
Performance fees (as a percent)							1.10%	[17]	3.13%		0.62%	[7]
Expenses (including Performance fees) (as a percent)							3.32%	[17]	5.41%		2.87%
Net investment income (loss) (excluding Performance fees) (as a percent)							(2.22%)	[17]	(2.27%)		(2.25%)
Performance fees (as a percent)							(1.10%)	[17]	(3.13%)		(0.62%)	[7]
Net investment income (loss) (including Performance fees) (as a percent)							(3.32%)	[17]	(5.40%)		(2.87%)
Class DT
Increase (Decrease) in Net Asset Value Per Unit
Net asset value or offering price, beginning of year							$ 2.2127	[18]	$ 1.9307		$ 1.7935
Net realized and net change in unrealized trading profit (loss)							0.0705	[18]	0.3697		0.1833
Brokerage commissions							(0.0023)	[18]	(0.0025)		(0.0023)
Interest income, net							0.0001	[18]	(0.0010)		(0.0006)
Expenses							(0.0581)	[18]	(0.0842)		(0.0432)
Net asset value, before full redemption (if applicable)	[18]						2.2229
Less redemption	[18]						$ 2.2229
Net asset value, end of year		1.9307		1.9307					$ 2.2127	[18]	$ 1.9307
Total Return:
Total return before Performance fees (as a percent)	[1]						1.31%	[2],[18]	17.19%	[3]	8.27%	[4]
Performance fees (as a percent)	[1]						(0.87%)	[5],[18]	(2.59%)	[6]
Performance fees/other (as a percent)	[1],[7],[8]										(0.63%)
Total return after Performance fees (as a percent)	[1]						0.44%	[9],[18]	14.60%	[10]	7.64%	[11]
Ratios to Average Member's Capital:
Expenses (excluding Performance fees) (as a percent)							1.75%	[12],[13],[18]	1.77%	[12],[14]	1.75%	[14],[15]
Performance fees (as a percent)							0.84%	[18]	2.41%		0.61%	[7]
Expenses (including Performance fees) (as a percent)							2.59%	[18]	4.18%		2.36%
Net investment income (loss) (excluding Performance fees) (as a percent)							(1.75%)	[18]	(1.77%)		(1.74%)
Performance fees (as a percent)							(0.84%)	[18]	(2.41%)		(0.61%)	[7]
Net investment income (loss) (including Performance fees) (as a percent)							(2.59%)	[18]	(4.18%)		(2.35%)
Class M
Increase (Decrease) in Net Asset Value Per Unit
Net asset value or offering price, beginning of year							$ 1.1649		$ 1.0288		$ 0.9606
Net realized and net change in unrealized trading profit (loss)							0.0372		0.1958		0.0980
Brokerage commissions							(0.0012)		(0.0013)		(0.0012)
Interest income, net							0.0000		(0.0005)		(0.0003)
Expenses							(0.0394)		(0.0579)		(0.0283)
Net asset value, before full redemption (if applicable)							1.1615
Net asset value, end of year		1.0288		1.0288		1.1615	$ 1.1615		$ 1.1649		$ 1.0288
Total Return:
Total return before Performance fees (as a percent)	[1]						0.85%	[2]	16.56%	[3]	7.73%	[4]
Performance fees (as a percent)	[1]						(1.13%)	[5]	(3.33%)	[6]
Performance fees/other (as a percent)	[1],[7],[8]										(0.66%)
Total return after Performance fees (as a percent)	[1]						(0.28%)	[9]	13.23%	[10]	7.07%	[11]
Ratios to Average Member's Capital:
Expenses (excluding Performance fees) (as a percent)							2.25%	[12],[13]	2.28%	[12],[14]	2.25%	[14],[15]
Performance fees (as a percent)							1.10%		3.13%		0.62%	[7]
Expenses (including Performance fees) (as a percent)							3.35%		5.41%		2.87%
Net investment income (loss) (excluding Performance fees) (as a percent)							(2.25%)		(2.27%)		(2.25%)
Performance fees (as a percent)							(1.10%)		(3.13%)		(0.62%)	[7]
Net investment income (loss) (including Performance fees) (as a percent)							(3.35%)		(5.40%)		(2.87%)
Class F
Increase (Decrease) in Net Asset Value Per Unit
Net asset value or offering price, beginning of year							$ 1.1433		$ 1.0007	[19]
Net realized and net change in unrealized trading profit (loss)				0.0082	[19]		0.0366		0.1917
Brokerage commissions				(0.0007)	[19]		(0.0012)		(0.0013)
Interest income, net				(0.0001)	[19]		0.0000		(0.0005)
Expenses				(0.0067)	[19]		(0.0279)		(0.0473)
Net asset value, before full redemption (if applicable)							1.1508
Net asset value, end of year		1.0007	[19]	$ 1.0007	[19]	1.1508	$ 1.1508		$ 1.1433		$ 1.0007	[19]
Total Return:
Total return before Performance fees (as a percent)	[1]			(0.03%)	[4],[19]		1.84%	[2]	17.72%	[3]
Performance fees (as a percent)	[1]						(1.19%)	[5]	(3.47%)	[6]
Performance fees/other (as a percent)	[1],[7],[8],[19]			0.04%
Total return after Performance fees (as a percent)	[1]			0.01%	[11],[19]		0.65%	[9]	14.25%	[10]
Ratios to Average Member's Capital:
Expenses (excluding Performance fees) (as a percent)				1.25%	[14],[15],[19]		1.24%	[12],[13]	1.27%	[12],[14]
Performance fees (as a percent)				(0.07%)	[7],[19]		1.16%		3.24%
Expenses (including Performance fees) (as a percent)				1.18%	[19]		2.40%		4.51%
Net investment income (loss) (excluding Performance fees) (as a percent)				(1.24%)	[19]		(1.24%)		(1.26%)
Performance fees (as a percent)				0.07%	[7],[19]		(1.16%)		(3.24%)
Net investment income (loss) (including Performance fees) (as a percent)				(1.17%)	[19]		(2.40%)		(4.50%)
Class F1
Increase (Decrease) in Net Asset Value Per Unit
Net asset value or offering price, beginning of year							$ 1.1715		$ 1.0254	[20]
Net realized and net change in unrealized trading profit (loss)		0.0386	[20]				0.0375		0.1964
Brokerage commissions		(0.0007)	[20]				(0.0012)		(0.0013)
Interest income, net		(0.0003)	[20]				0.0000		(0.0005)
Expenses		(0.0122)	[20]				(0.0286)		(0.0485)
Net asset value, before full redemption (if applicable)							1.1792
Net asset value, end of year		$ 1.0254	[20]	$ 1.0254	[20]	1.1792	$ 1.1792		$ 1.1715		$ 1.0254	[20]
Total Return:
Total return before Performance fees (as a percent)	[1]	3.07%	[4],[20]				1.86%	[2]	17.72%	[3]
Performance fees (as a percent)	[1]						(1.19%)	[5]	(3.47%)	[6]
Performance fees/other (as a percent)	[1],[7],[8],[20]	(0.55%)
Total return after Performance fees (as a percent)	[1]	2.52%	[11],[20]				0.67%	[9]	14.25%	[10]
Ratios to Average Member's Capital:
Expenses (excluding Performance fees) (as a percent)		1.26%	[14],[15],[20]				1.24%	[12],[13]	1.27%	[12],[14]
Performance fees (as a percent)		0.54%	[7],[20]				1.16%		3.24%
Expenses (including Performance fees) (as a percent)		1.80%	[20]				2.40%		4.51%
Net investment income (loss) (excluding Performance fees) (as a percent)		(1.24%)	[20]				(1.24%)		(1.26%)
Performance fees (as a percent)		(0.54%)	[7],[20]				(1.16%)		(3.24%)
Net investment income (loss) (including Performance fees) (as a percent)		(1.78%)	[20]				(2.40%)		(4.50%)
Class DI
Increase (Decrease) in Net Asset Value Per Unit
Net realized and net change in unrealized trading profit (loss)	[21]					(0.0042)
Brokerage commissions	[21]					(0.0010)
Interest income, net	[21]					0.0000
Expenses	[21]					(0.0244)
Net asset value, before full redemption (if applicable)	[21]					0.9704
Net asset value, end of year	[21],[22]					$ 0.9704	$ 0.9704
Total Return:
Total return before Performance fees (as a percent)	[1],[2],[21]					(2.53%)
Performance fees (as a percent)	[1],[5],[21]					(0.43%)
Total return after Performance fees (as a percent)	[1],[9],[21]					(2.96%)
Ratios to Average Member's Capital:
Expenses (excluding Performance fees) (as a percent)	[12],[13],[21]					2.25%
Performance fees (as a percent)	[21]					0.42%
Expenses (including Performance fees) (as a percent)	[21]					2.67%
Net investment income (loss) (excluding Performance fees) (as a percent)	[21]					(2.25%)
Performance fees (as a percent)	[21]					(0.42%)
Net investment income (loss) (including Performance fees) (as a percent)	[21]					(2.67%)

[1]	The total return is based on compounded monthly returns and is calculated for each class taken as a whole. An individual member’s return may vary from these returns based on timing of capital transactions.
[2]	The total return is based on compounded monthly returns and is calculated for each class taken as a whole. An individual member’s return may vary from these returns based on timing of capital transactions.
[3]	The total return is based on compounded monthly returns and is calculated for each class taken as a whole. An individual member’s return may vary from these returns based on timing of capital transactions.
[4]	The total return is based on compounded monthly returns and is calculated for each class taken as a whole. An individual member’s return may vary from these returns based on timing of capital transactions.
[5]	The total return is based on compounded monthly returns and is calculated for each class taken as a whole. An individual member’s return may vary from these returns based on timing of capital transactions.
[6]	The total return is based on compounded monthly returns and is calculated for each class taken as a whole. An individual member’s return may vary from these returns based on timing of capital transactions.
[7]	Performance fees include reimbursement of performance fees allocated to the share classes in accordance with offering documents.
[8]	The total return is based on compounded monthly returns and is calculated for each class taken as a whole. An individual member’s return may vary from these returns based on timing of capital transactions.
[9]	The total return is based on compounded monthly returns and is calculated for each class taken as a whole. An individual member’s return may vary from these returns based on timing of capital transactions.
[10]	The total return is based on compounded monthly returns and is calculated for each class taken as a whole. An individual member’s return may vary from these returns based on timing of capital transactions.
[11]	The total return is based on compounded monthly returns and is calculated for each class taken as a whole. An individual member’s return may vary from these returns based on timing of capital transactions.
[12]	The expense ratios do not include brokerage commissions.
[13]	The expense ratios do not include brokerage commissions.
[14]	The expense ratios do not include brokerage commissions.
[15]	The expense ratios do not include brokerage commissions.
[16]	Units fully redeemed as of April 30, 2015.
[17]	Units fully redeemed as of April 30, 2015. The ratios to average members' capital have been annualized. The performance fee ratios and total return have not been annualized.
[18]	Units fully redeemed as of December 31, 2015.
[19]	Units issued on May 16, 2013. The ratios to average members’ capital have been annualized. The performance fee ratios and total return have not been annualized.
[20]	Units issued on June 1, 2013. The ratios to average members’ capital have been annualized. The performance fee ratios and total return have not been annualized.
[21]	Units issued on February 1, 2015. The ratios to average members' capital have been annualized. The performance fee ratios and total return have not been annualized.
[22]	Units issued on February 1, 2015.